CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Millions, unless otherwise specified	Total USD ($)	Total JPY (¥)	Common stock USD ($)	Common stock JPY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital JPY (¥)	Retained earnings USD ($)	Retained earnings JPY (¥)	Accumulated other comprehensive income (loss) USD ($)	Accumulated other comprehensive income (loss) JPY (¥)	Treasury stock, at cost USD ($)	Treasury stock, at cost JPY (¥)	Total Toyota Motor Corporation shareholders' equity USD ($)	Total Toyota Motor Corporation shareholders' equity JPY (¥)	Noncontrolling interests USD ($)	Noncontrolling interests JPY (¥)
Beginning Balance at Mar. 31, 2009		¥ 10,600,737		¥ 397,050		¥ 501,211		¥ 11,531,622		¥ (1,107,781)		¥ (1,260,895)		¥ 10,061,207		¥ 539,530
Equity transaction with noncontrolling interests and other		(4,864)				(2,116)								(2,116)		(2,748)
Issuance during the year		2,236				2,236								2,236
Comprehensive income
Net income		244,212						209,456						209,456		34,756
Other comprehensive income (loss)
Foreign currency translation adjustments		15,615								9,894				9,894		5,721
Unrealized gains or (losses) on securities, net of reclassification adjustments		180,502								176,407				176,407		4,095
Pension liability adjustments		74,743								74,645				74,645		98
Total comprehensive income		515,072												470,402		44,670
Dividends paid to Toyota Motor Corporation shareholders		(172,476)						(172,476)						(172,476)
Dividends paid to noncontrolling interests		(10,732)														(10,732)
Purchase and reissuance of common stock		470										470		470
Ending Balance at Mar. 31, 2010		10,930,443		397,050		501,331		11,568,602		(846,835)		(1,260,425)		10,359,723		570,720
Equity transaction with noncontrolling interests and other		7,493				2,310								2,310		5,183
Issuance during the year		2,119				2,119								2,119
Comprehensive income
Net income		465,485						408,183						408,183		57,302
Other comprehensive income (loss)
Foreign currency translation adjustments		(299,578)								(287,613)				(287,613)		(11,965)
Unrealized gains or (losses) on securities, net of reclassification adjustments		(27,657)								(26,058)				(26,058)		(1,599)
Pension liability adjustments		11,454								15,785				15,785		(4,331)
Total comprehensive income		149,704												110,297		39,407
Dividends paid to Toyota Motor Corporation shareholders		(141,120)						(141,120)						(141,120)
Dividends paid to noncontrolling interests		(27,657)														(27,657)
Purchase and reissuance of common stock		(958)										(958)		(958)
Ending Balance at Mar. 31, 2011	132,863	10,920,024	4,831	397,050	6,154	505,760	144,004	11,835,665	(13,928)	(1,144,721)	(15,348)	(1,261,383)	125,713	10,332,371	7,150	587,653
Equity transaction with noncontrolling interests and other	(31)	(2,562)			527	43,311	(552)	(45,365)	(79)	(6,503)	1,531	125,819	1,427	117,262	(1,458)	(119,824)
Issuance during the year	18	1,483			18	1,483							18	1,483
Comprehensive income
Net income	4,481	368,302					3,450	283,559					3,450	283,559	1,031	84,743
Other comprehensive income (loss)
Foreign currency translation adjustments	(1,135)	(93,292)							(1,067)	(87,729)			(1,067)	(87,729)	(68)	(5,563)
Unrealized gains or (losses) on securities, net of reclassification adjustments	1,603	131,794							1,573	129,328			1,573	129,328	30	2,466
Pension liability adjustments	(792)	(65,110)							(842)	(69,208)			(842)	(69,208)	50	4,098
Total comprehensive income	4,157	341,694											3,114	255,950	1,043	85,744
Dividends paid to Toyota Motor Corporation shareholders	(1,908)	(156,785)					(1,908)	(156,785)					(1,908)	(156,785)
Dividends paid to noncontrolling interests	(454)	(37,356)													(454)	(37,356)
Purchase and reissuance of common stock	0	(20)			1	96					(1)	(116)	0	(20)
Ending Balance at Mar. 31, 2012	$ 134,645	¥ 11,066,478	$ 4,831	¥ 397,050	$ 6,700	¥ 550,650	$ 144,994	¥ 11,917,074	$ (14,343)	¥ (1,178,833)	$ (13,818)	¥ (1,135,680)	$ 128,364	¥ 10,550,261	$ 6,281	¥ 516,217